Label	Element	Value
PSYK ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PSYK ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PSYK ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Enhanced Consciousness Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 25, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
Enhanced Consciousness Index
The Index is a rules-based index that tracks the performance of a portfolio of companies that have business activity in the fields of psychedelic treatment used to address medical conditions in legal pharmacological applications under the applicable country’s laws. Psychedelic drugs are a group of substances that may be able to be used to change and enhance sensory perceptions, thought processes, and energy levels. If fewer than 25 psychedelic treatment companies qualify for inclusion in the Index, the Index will also include neurology biopharmaceuticals companies. Neurology biopharmaceuticals refer to any pharmaceutical drug product manufactured in, extracted from, or semi-synthesized from biological sources for the treatment of disorders and diseases involving the central and peripheral nervous systems. Neurology biopharmaceuticals companies may also include companies involved in the development of gene-based medicines for neurological diseases. The Index uses a natural language processing algorithm to review publicly available data to identify companies that have business activity in the fields of psychedelic treatment (or neurology biopharmaceuticals, if applicable).
Construction of the Index begins with the universe of equity securities and depositary receipts (including depositary receipts of companies in developed or emerging markets) that have a market capitalization of at least $50 million ($40 million for companies already included in the Index) and meet certain liquidity thresholds (collectively, the “Index Universe”). Companies that have their primary listing in Australia, China, or Saudi Arabia are not eligible for inclusion.
Companies are selected for inclusion in the Index by Solactive AG (“Solactive”), using ARTIS®, Solactive’s proprietary natural language processing algorithm. ARTIS uses key words to review large volumes of publicly available data, such as company annual reports, published business descriptions, company publications, and financial news reports, which Solactive believes will identify and classify companies as having business activity in the fields of psychedelic treatment or neurology biopharmaceuticals and then ranks the companies based on the number and quality of key word “hits” in the company’s data. The ARTIS classification system considers the frequency, relevance, and context of key words found in the company’s data. The ARTIS classification system is different than traditional classification systems because it utilizes natural language processing, such as key word searching, whereas traditional classifications systems may utilize backward looking metrics, such as a company’s past profits or revenue, to determine the classification of a company. Solactive then reviews the rankings provided by ARTIS for relevance and removes companies that were incorrectly identified as psychedelic treatment companies (or neurology biopharmaceuticals, if applicable).
At the time of each reconstitution of the Index, the top ranked 25 psychedelic treatment companies are added successively by their ranking and weighted based on their market capitalization. If there are fewer than 25 psychedelic treatment companies included in the Index after this process, neurology biopharmaceuticals companies are added successively and weighted based on their market capitalization until there is a minimum of 25 Index components. Index constituents are weighted based on their market capitalization, subject to a minimum weighting of 0.2% for all Index components and a maximum weighting of 7% for psychedelic treatment companies and 4% for neurology biopharmaceuticals companies. For companies that have a market capitalization greater than $100 billion, the maximum weighting of that company is 2.5%. Additionally, the aggregate weight of companies with an individual weight greater than 5% is capped at 45%, and any remaining companies are capped at 4.5%.
The Index tracks companies that are involved in the development of regulated and controlled pharmaceuticals and therapies, under the applicable country’s laws, in the psychedelics and neurology biopharmaceuticals industries that could potentially be used to confront specific illnesses that are not being fully addressed with currently available treatments. To date, no psychedelic drug product other than ketamine has received marketing approval on the basis of safety and efficacy from the U.S. Food and Drug Administration (“FDA”) or Health Canada (Canada’s governmental agency responsible for national health policy) and, accordingly, no other psychedelic drug may be commercially marketed or sold. Companies with business operations in these fields include companies that develop pharmaceuticals and therapies using psychedelics or neurology biopharmaceuticals for the potential treatment of medical conditions. Psychedelics, sometimes referred to as hallucinogens, are substances that alter perception, mood, and cognitive processes. Ketamine is a dissociative drug that is sometimes labeled a psychedelic and may produce psychedelic effects. Ketamine-based products have been approved by the FDA for certain therapeutics.
The Index is reconstituted annually on the first Wednesday in March based on information as of ten business days before the scheduled reconstitution date. The Index is rebalanced quarterly on the first Wednesday in each March, June, September, and December.
As of November 15, 2021, the Index was composed of 25 constituents, 18 of which were classified by Solactive as psychedelic treatment companies and seven of which were classified by Solactive as neurology biopharmaceuticals companies. The Index was developed in 2021 and is owned by Elemental Advisors LLC (the “Index Provider”). The Index is administered and calculated by Solactive, the Index calculation agent. The Index Provider is independent of Solactive, the Fund, and the Fund’s investment adviser.
The Fund’s Investment Strategy
The Fund will not invest directly in or hold ownership in any companies that engage in psychedelics-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws. Accordingly, the Fund does not currently invest (directly or indirectly) in companies located in the United States if their psychedelics-related business activities are illegal under U.S. federal law, even if such activities are legal under state law. In addition, the Fund will not invest directly in or hold ownership of any companies that engage in cannabis-related business.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
The Fund expects to invest a significant portion of its assets in small- and mid-cap companies. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•Associated Risks of Psychedelic Treatment Companies. In Canada, certain psychedelic drugs, including psilocybin, are classified as Schedule III drugs under the Controlled Drugs and Substances Act (“CDSA”) and as such, medical and recreational use is illegal under Canadian federal law. In the United States, most psychedelic drugs, including psilocybin, are classified as Schedule I drugs under the Controlled Substances Act (“CSA”) (21 U.S.C. § 811), meaning that it has a high potential for abuse, has no currently “accepted medical use” in the United States, lacks accepted safety for use under medical supervision, and may not be prescribed, marketed, used, or sold in the United States. Accordingly, medical use is illegal for nearly all psychedelic drugs, and recreational use is illegal for all psychedelic drugs. To date, no psychedelic drug product other than ketamine has received marketing approval on the basis of safety and efficacy from the FDA or Health Canada and, accordingly, no other psychedelic drug may be commercially marketed or sold. There is no guarantee that psychedelic drugs or psychedelic inspired drugs will ever be approved for a therapeutic or medicinal use in either jurisdiction. Moreover, there is no guarantee that such drugs will be able to be studied, will enter clinical trials, or will otherwise be successfully developed.
In the United States, the U.S. Drug Enforcement Administration (“DEA”) scheduling determinations for removing a substance from Schedule I are dependent on FDA approval of a substance or a specific formulation of a substance for therapeutic or medicinal use. Unless and until psychedelics-based products receive FDA approval, such products are prohibited from sale, which limits the growth opportunities for psychedelic companies held by the Fund. Even if approved by the FDA, the manufacture, importation, exportation, domestic distribution, storage, sale, and legitimate use of such products will continue to be subject to a significant degree of regulation by the DEA, FDA, and other regulatory authorities. There can be no guarantees that such approvals or administrative actions will happen or be favorable for psychedelics companies. Such actions may be subject to lengthy delays and may require lengthy and expensive clinical trials. Moreover, legislation differs between countries and may further restrict or limit the ability of certain companies in which the Fund invests to develop, produce, or sell their products.
Additionally, therapies containing psychedelics may generate public controversy and carry reputational risk. Political and social pressures and adverse publicity could lead to delays in approval of, and increased expenses for, psychedelics companies and any future therapeutic candidates they may develop. All of these factors and others may prevent psychedelics companies from becoming profitable, which may materially affect the value of certain Fund investments. In addition, psychedelics companies are subject to the risks associated with the neurology biopharmaceuticals industry, described below.
•Neurology Biopharmaceuticals Company Risk. The neurology biopharmaceuticals industry includes companies from each of the biotechnology, pharmaceutical, and life sciences industries. Such companies are engaged in the research, development, sale, and marketing of a variety of products and services including, but not limited to, products and services for the treatment of disorders and diseases involving the central and peripheral nervous systems. Set forth below are specific risk considerations with respect to each of the biotechnology and pharmaceutical and life sciences industries, which includes those companies that could benefit from long-term growth and innovation in genomics, immunology, and bioengineering. Such risks collectively represent the risks applicable to the neurology biopharmaceuticals industry. Securities representing the companies in the neurology biopharmaceuticals industry may be highly volatile for the reasons discussed below.
◦Biotechnology and Pharmaceutical Industry Risk. Companies in the biotechnology and pharmaceutical industries, as traditionally defined, spend heavily on research and development, and their products or services may not prove commercially successful or may become obsolete quickly. These industries are subject to a significant amount of governmental regulation, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this industry. This regulation requires significant investments in time and funds to maintain compliance. The process of obtaining government approvals can be long and costly, and the process is accompanied by significant uncertainty. Companies in which the Fund may invest in may not currently have any marketed or approved products and may never have marketed or approved products; companies may not be able to maintain legal and regulatory compliance, resulting in regulatory and/or legal enforcement actions; companies may not be able to maintain any regulatory approvals that they obtain for their products or their products may not be accepted by patients or providers. In addition, unanticipated problems often arise in connection with the development and marketing of new products, and many such efforts are ultimately unsuccessful. Companies in these sectors may not be able to obtain adequate pricing and reimbursement levels for any marketed products, impeding their ability to generate a profit. Companies may also have difficulty manufacturing, marketing, and distributing their products, or may have regulatory authority-imposed restrictions on their ability to do so. Companies may further face product liability and other actions should their products be less safe or efficacious than believed, should they be deemed to have engaged in misleading practices, or should a person that received their product otherwise experience harm or injury. Moreover, companies in the biotechnology and pharmaceuticals industries are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting and rebating. The profitability of some companies in these industries may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Pharmaceutical and biotechnology products are subject to government approvals, regulation, and reimbursement rates. Finally, companies in the biotechnology industry may face competition from other products impeding their ability to become profitable. Companies in the biotechnology and pharmaceutical industries are subject to risks of new technologies and competitive pressures and are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
◦Life Sciences Industry Risk. The life sciences industry is comprised primarily of companies enabling drug discovery, development, and production by providing analytical tools, instruments, consumables and supplies, clinical trial services and contract research services. Companies in the life sciences industry primarily service the pharmaceutical and biotechnology industries. The life sciences industry is heavily influenced by their clients’ development activities and factors influencing their clients’ development activities, technology, government funding, government regulation, efforts by governments, healthcare providers’, payers, and health plans’ efforts to reduce costs, changing consumer demographics, and intellectual property rights, among other factors. Accordingly, not only is the life sciences industry subject to direct risks but it is also indirectly subject to the risks of the biotechnology and pharmaceutical industries. Moreover, regulations may restrict a company’s ability to pursue or use potentially profitable research. Life science industry companies are also subject to governmental regulation and, thus, face the risk of noncompliance and governmental enforcement action. Companies in this industry are further subject to the risk of actions brought by their customers. The products and services of life sciences companies may experience rapid obsolescence due to a number of factors, including technological advances, supply chain issues, or the expiration of their patents.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•Index Methodology Risk. The Index may not include all psychedelic treatment or neurology biopharmaceuticals companies around the globe because the Index includes only those companies in the Index Universe. In addition, ARTIS may not identify companies that would otherwise have been included in the Index if the publicly available data for those companies had used the key words analyzed by the algorithm. ARTIS has a limited ability to recognize key words in context of relevant business exposure to psychedelic treatment and neurology biopharmaceuticals, and the frequency of key words is not necessarily indicative of relevancy. The Index’s use of natural language processing may result in the Index including companies that discuss psychedelics or neurology biopharmaceuticals in publicly available data but do not have business activity in the fields of psychedelic treatment or neurology biopharmaceuticals used to address medical conditions. In addition, ARTIS may identify companies for inclusion in the Index that may derive only a small portion of revenue or profits from the development and use of psychedelics or neurology biopharmaceuticals to address medical conditions.
•ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, the value of non-U.S. securities may be subject to risk of decline due to foreign currency fluctuations or to political or economic instability. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Currency Exchange Rate Risk. The underlying foreign shares of ADRs in which the Fund invests may be denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the ADRs and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Foreign Securities Risk. Investments in non-U.S. securities through ADRs involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
Because the Index includes non-U.S. securities, the Index Provider may have limited information or may be more prone to mistakes based on the data available and such mistakes may have a greater impact on the Fund’s performance, which may increase the risks to the Fund. Investments in non-U.S. securities also may include the risk that there are fewer investor rights and limited legal or practical remedies available to investors against foreign companies. In addition, there are limitations on the Adviser’s ability to oversee the Index Provider’s due diligence process over index data when the Index includes non-U.S. companies.
•Market Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid- and small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid- and small-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
•Passive Investment Risk. The Fund is not actively managed, and its Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index, the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.psyk-etf.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.psyk-etf.com
PSYK ETF | PSYK ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSYK
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 272

[1]	Estimated for the current fiscal year.
[2]	The Fund’s investment adviser has agreed to waive 15 basis points (0.15%) of its management fees for the Fund until at least January 25, 2023. This agreement may only be terminated by, or with the consent of, the Fund’s Board of Trustees.